INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Tables Abstract
Income tax recovery
(in thousands)	2019	2018

Deferred income tax:
Origination of temporary differences	$4,940	$4,520
Tax benefit-previously unrecognized tax assets	1,326	3,852
Prior year over (under) provision	(890)	(78)
	5,376	8,294
Income tax recovery	$5,376	$8,294

Reconciliation of the effective rate of income tax
(in thousands)	2019	2018

Loss before taxes	$(23,517)	$(38,371)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	6,232	10,168

Difference in tax rates	2,048	7,573
Non-deductible amounts	(2,675)	(5,996)
Non-taxable amounts	2,362	1,439
Previously unrecognized deferred tax assets (1)	1,326	3,852
Renunciation of tax attributes-flow through shares	(403)	(1,589)
Change in deferred tax assets not recognized	(2,476)	(7,488)
Change in tax rates, legislation	(81)	-
Prior year over (under) provision	(890)	(78)
Other	(67)	413
Income tax recovery	$5,376	$8,294

Deferred income tax assets (liabilities)
	At December 31	At December 31
(in thousands)	2019	2018

Deferred income tax assets:
Property, plant and equipment, net	$387	$381
Post-employment benefits	590	600
Reclamation obligations	9,561	8,798
Tax loss carry forwards	15,827	13,346
Other	8,537	8,164
Deferred income tax assets-gross	34,902	31,289
Set-off against deferred income tax liabilities	(34,902)	(31,289)
Deferred income tax assets-per balance sheet	$-	$-

Deferred income tax liabilities:
Inventory	$(742)	$(742)
Property, plant and equipment, net	(41,949)	(42,307)
Other	(1,135)	(1,203)
Deferred income tax liabilities-gross	(43,826)	(44,252)
Set-off of deferred income tax assets	34,902	31,289
Deferred income tax liabilities-per balance sheet	$(8,924)	$(12,963)

Deferred income tax liability continuity
(in thousands)	2019	2018

Balance-January 1	$(12,963)	$(17,422)
Recognized in income (loss)	5,376	8,294
Recognized in other liabilities (flow-through shares)	(1,337)	(3,835)
Balance-December 31	$(8,924)	$(12,963)

Deferred income tax assets not recognized
	At December 31	At December 31
(in thousands)	2019	2018

Deferred income tax assets not recognized
Property, plant and equipment	$7,344	$10,439
Tax losses – capital	66,783	66,527
Tax losses – operating	35,904	29,220
Tax credits	1,126	1,126
Other deductible temporary differences	1,571	2,220
Deferred income tax assets not recognized	$112,728	$109,532

Canadian tax losses and tax credits not recognized

	Expiry	At December 31	At December 31
(in thousands)	Date	2019	2018

Tax losses - gross	2025-2039	$192,197	$158,437

Tax benefit at tax rate of 26% - 27%		51,731	42,566
Set-off against deferred tax liabilities		(15,827)	(13,346)
Total tax loss assets not recognized		$35,904	$29,220

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126